Related Parties and Others - Details of Major Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Sales and others		₩ 3,588,908		₩ 3,210,048		₩ 4,232,231
Dividend income		200		15,200		4,461
Purchase of raw material and others		342,462		275,669		367,721
Others		482,133	[1]	675,677	[2]	812,225	[2]
Trade accounts and notes receivable and others		605,603		403,145
Trade accounts and notes payable and others		1,350,768		1,436,686
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	[2]	200
Purchase of raw material and others		52,983	[2]	43,662		64,550
Others	[2]	2,947	[1]	11,003		3,617
Trade accounts and notes payable and others	[3]			4,775
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income				15,200		4,361
Purchase of raw material and others		237,002		176,831		245,962
Others		8,428	[1]	4,341	[2]	2,942	[2]
Trade accounts and notes payable and others		64,140		56,136
Associates [Member] | WooRee E&L Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		5,045	[2]	7,853		12,321
Others	[2]	32	[1]	513		2
Trade accounts and notes receivable and others	[3]			695
Trade accounts and notes payable and others	[3]			2,219
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income						100
Purchase of raw material and others		5,266	[2]	9,832		14,291
Others	[2]	7,578	[1]	23,202		37,989
Trade accounts and notes payable and others	[3]			12,483
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		3,579				17
Others		1,512	[1]	179	[2]
Trade accounts and notes payable and others		261		118
Entity that has significant influence over the Parent Company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		349,194		231,935	[1]	238,358	[1]
Purchase of raw material and others		19,959		22,370	[1]	19,808	[1]
Others	[1]	354,362		501,094	[2]	655,179	[2]
Trade accounts and notes receivable and others		179,710		63,284
Trade accounts and notes payable and others	[4]	1,071,592		1,140,260
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		52,736		47,031		70,514
Others		275	[1]	270	[2]	519	[2]
Trade accounts and notes receivable and others		3,317		2,013
Trade accounts and notes payable and others				35
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		306,727		434,789		468,380
Others		5,945	[1]	7,090	[2]	882	[2]
Trade accounts and notes receivable and others		72,521		76,952
Trade accounts and notes payable and others		921		1,403
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		379,241		350,207		334,099
Others		629	[1]	451	[2]	1,178	[2]
Trade accounts and notes receivable and others		61,922		38,502
Trade accounts and notes payable and others		15		27
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				360		23,458
Others		4,005	[1]	2,359	[2]	414	[2]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		32,165		29,249		88,835
Others		248	[1]	316	[2]	200	[2]
Trade accounts and notes receivable and others		13,184		6,252
Trade accounts and notes payable and others				32
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		10,999		7,754		27,698
Purchase of raw material and others		18,166		14,970		10,122
Others		72,123	[1]	100,272	[2]	79,515	[2]
Trade accounts and notes receivable and others		1,803		3,002	[5]
Trade accounts and notes payable and others	[5]	207,258		216,049
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		977,531		811,880		1,178,140
Others		1,105	[1]	1,611	[2]	1,089	[2]
Trade accounts and notes receivable and others		149,789		101,357
Trade accounts and notes payable and others		131
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others						3,433
Others	[2]					615
Trade accounts and notes payable and others		63		115
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		973,432		826,547		1,195,146
Others		746	[1]	810	[2]	958	[2]
Trade accounts and notes receivable and others		55,500		64,208
Trade accounts and notes payable and others				109
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		24,454		20,225		72,055
Others		32	[1]	66	[2]	372	[2]
Trade accounts and notes receivable and others		3,877		369
Trade accounts and notes payable and others		7		1
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Nanjing Vehicle Components Co.,Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				1,414
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Technology Ventures LLC [Member]
Disclosure of transactions between related parties [Line Items]
Others		1,319	[1]	2,596	[2]	4,922	[2]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				114
Others		6,250	[1]	6,278	[2]	7,323	[2]
Trade accounts and notes receivable and others				114
Trade accounts and notes payable and others		548		632
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		482,099		448,528		531,543
Others		1,254	[1]	2,231	[2]	1,415	[2]
Trade accounts and notes receivable and others		63,719		46,146
Trade accounts and notes payable and others		53		108
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | HI-M Solutek Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				9		58
Others		9,636	[1]	7,316	[2]	9,258	[2]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		330		15		572
Purchase of raw material and others		462		142		592
Others		1,579	[1]	1,502	[2]	1,521	[2]
Trade accounts and notes receivable and others		261		251
Trade accounts and notes payable and others		5,779		2,184
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics U.S.A. Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Others		₩ 2,128	[1]	₩ 2,177	[2]	₩ 2,315	[2]

[1]	Others include the amount of the acquisition of property, plant and equipment.

(*3) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~184,999 million.

[2]	For the year ended December 31, 2024, WooRee E&L Co., Ltd., AVATEC Co., Ltd. and YAS Co., Ltd. were excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.
[3]	For the year ended December 31, 2024, as it was excluded from related parties and others due to loss of significant influence, there are no outstanding receivables or payables.
[4]	Trade accounts and note payable and others for LG Electronics Inc. as of December 31, 2023 and 2024 includes long-term borrowings of ~~W~~1,000,000 million (see Note 12.(c)).
[5]	Trade accounts and note payable and others for LG Innotek Co., Ltd. as of December 31, 2023 and 2024 includes deposits received amount ~~W~~180,000 million from lease agreement.